Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents
Investments in Financial Instruments
Assets	$ 27,607,244	$ 46,193,173
Assets at fair value	27,607,244	46,193,173
Short-term investments
Investments in Financial Instruments
Assets	11,397,798
Assets at fair value	11,397,798
Trade accounts receivable, net
Investments in Financial Instruments
Assets	5,720,759	6,175,819
Assets at fair value	5,720,759	6,175,819
Long-term loan and interest receivable from GTAC
Investments in Financial Instruments
Assets	1,030,233	1,024,371
Assets at fair value	1,033,922	1,031,497
Open-Ended Fund
Investments in Financial Instruments
Assets	817,332	784,769
Assets at fair value	817,332	784,769
Publicly traded equity instruments
Investments in Financial Instruments
Assets	2,608,027	1,709,942
Assets at fair value	2,608,027	1,709,942
Senior Notes due 2025, 2032 and 2040
Investments in Financial Instruments
Liabilities	16,214,850	23,361,664
Liabilities at fair value	15,154,885	22,806,032
Senior Notes due 2045
Investments in Financial Instruments
Liabilities	14,244,025	16,499,319
Liabilities at fair value	9,438,233	11,969,101
Senior Notes due 2037 and 2043
Investments in Financial Instruments
Liabilities	10,725,690	10,725,690
Liabilities at fair value	6,858,590	6,794,877
Senior Notes due 2026 and 2046
Investments in Financial Instruments
Liabilities	19,583,791	22,684,545
Liabilities at fair value	15,790,836	19,734,233
Senior Notes Due 2049
Investments in Financial Instruments
Liabilities	11,907,609	13,792,972
Liabilities at fair value	7,889,506	10,280,454
Notes due 2027
Investments in Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	4,483,980	4,252,725
Long-term loans payable to Mexican banks
Investments in Financial Instruments
Liabilities	10,000,000	12,650,000
Liabilities at fair value	10,083,966	12,777,242
Lease liabilities
Investments in Financial Instruments
Liabilities	5,435,988	5,386,639
Liabilities at fair value	$ 5,595,514	$ 5,454,171